SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
Share option plan

In July 2021, the Board of Directors approved the REE Automotive Ltd. 2021 Share Incentive Plan (the “2021 Plan”). The 2021 Plan provides for the grant of options, ordinary shares, restricted shares, restricted share units (“RSUs”), stock appreciation rights, other cash-based awards, and other share-based awards which may be granted to employees, officers, non-employee consultants and directors of the Company. The Shares reserved under the 2021 Plan will automatically increase on January 1 of each year during the term of the 2021 Plan, commencing on January 1 of the year following the year in which the 2021 Plan became effective, in an amount equal to 5% of the total number of Class A Ordinary shares, as defined in the 2021 Plan, on December 31 of the preceding calendar year, unless the Board of Directors determines, at its discretion, to reduce or eliminate such increase .As of December 31, 2025, the maximum aggregate number of Class A Ordinary shares that may be issued pursuant to awards under this 2021 Plan is 4,724,864.

As of December 31, 2025, 1,884,364 Class A Ordinary Shares were available for future grants under the 2021 Plan. Any share underlying an award that is cancelled, terminated or forfeited for any reason without having been exercised will automatically be available for grant under the 2021 Plan.

In general, options granted under the Plan vest over a three-year period and expire 10 years from the date of grant. The expiration date may not be later than 10 years from the date of grant unless determined otherwise by the board of directors. If a grantee leaves his or her employment or other relationship with the Company, or if his or her relationship with the Company is terminated without cause (and other than by reason of death or disability, as defined in the Plan), the term of his or her unexercised options will generally expire 90 days after the date of termination, unless determined otherwise by the Company.

Options granted to employees and non-employees

The following table summarizes option balances as of December 31, 2025, and changes during the year then ended:

	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands) (1)
Outstanding at January 1, 2025	3,806,089	$4.58	5.78	$26,086
Exercised	(44,361)	$0.01
Forfeited	(186,820)	$39.83
Outstanding at December 31, 2025	3,574,908	$2.80	4.74	$1,642
Exercisable at December 31, 2025	3,387,972	$2.95	4.54	$1,505
(1) Intrinsic value is calculated as the difference between the fair value of REE’s Class A ordinary shares as of the end of each reporting period and the exercise price of the option.
NOTE 11. SHARE-BASED COMPENSATION (cont.)

The weighted average grant date fair value of options granted during the years ended December 31, 2024 and 2023 was $4.65, and $10.86, respectively. No options were granted during the year ended December 31, 2025.

The weighted average exercise price of the Company's options granted during the years ended December 31, 2024 and 2023 was $0.00 and $0.03, respectively. No options were granted during the year ended December 31, 2025.

The total intrinsic value of options exercised during the years ended December 31, 2025, 2024 and 2023 was $38, $561 and $962, respectively.

RSUs activity

The following table summarizes RSUs activity:

	Number of RSUs outstanding	Weighted-average ordinary fair value per share at grant date
Outstanding at January 1, 2025	1,582,803	$5.73
Granted	129,186	6.16
Vested	(624,869)	6.95
Forfeited	(136,532)	5.85
Outstanding at December 31, 2025	950,588	$4.97
The weighted average grant date fair value of restricted share units granted during the years ended December 31, 2025, 2024 and 2023 was $6.16, $4.27 and $9.67, respectively.

The total fair value of RSUs, as of their respective release dates, was $1,359, $5,522 and $1,341 during the years ended December 31, 2025, 2024 and 2023, respectively.

Equity-based compensation expense

The total equity-based compensation expense recognized in the Company’s consolidated statements of operations are as follows:

	Year ended December 31,
	2025	2024	2023
Research and development	2,444	4,205	8,397
Selling, general and administrative	2,623	5,380	7,881
	$5,067	$9,585	$16,278
As of December 31, 2025, unrecognized compensation costs related to share options and unvested RSUs were $843 and $3,737, respectively. These costs are expected to be amortized over a weighted average remaining period of 1.2 and 1.53, respectively.